Leases and Other Commitments - Sale Leaseback (Details) $ in Millions	1 Months Ended		6 Months Ended	12 Months Ended
	Sep. 29, 2023 USD ($) OPTION	Aug. 31, 2023 USD ($) OPTION	Dec. 27, 2024 USD ($)	Jun. 28, 2024 USD ($)
Lessee, Lease, Description [Line Items]
Sale leaseback net cash proceeds	$ 191
Proceeds from sale leaseback transaction	134
Sale leaseback gain			$ 60
Sale leaseback annual lease rate	$ 16
Sale leaseback increase percentage	0.03
The Flash Business of Western Digital Corporation [Member]
Lessee, Lease, Description [Line Items]
Sale leaseback net cash proceeds		$ 191
Proceeds from sale leaseback transaction		134
Sale leaseback gain		60		$ 60
Sale leaseback annual lease rate		$ 16
Sale leaseback increase percentage		3
Through January 1, 2039
Lessee, Lease, Description [Line Items]
Sale leaseback number of renewal options | OPTION	3
Sale leaseback renewal options term	5 years
Through January 1, 2039 | The Flash Business of Western Digital Corporation [Member]
Lessee, Lease, Description [Line Items]
Sale leaseback number of renewal options | OPTION		3
Sale leaseback renewal options term		5 years
Through December 2057
Lessee, Lease, Description [Line Items]
Sale leaseback renewal options term	4 years
Through December 2057 | The Flash Business of Western Digital Corporation [Member]
Lessee, Lease, Description [Line Items]
Sale leaseback number of renewal options | OPTION		1
Sale leaseback renewal options term		4 years